Supplementary Cash Flow Information - Schedule of Supplementary Cash Flow Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule Of Supplementary Cash Flow Information Abstract
Trade and other receivables	$ 1,749	$ (479)
Inventories	(661)	610
Prepaids and deposits	686	(2,411)
Accounts payable and accrued liabilities	2,898	6,549
Deposits received	2,974	398
Due from a related party	(58)	(582)
Changes in non-cash operating working capital:	7,588	4,085
Acquisition of Adventus paid by equity securities	176,265
Additions of plant and equipment included in accounts payable and accrued liabilities	3,254	1,393
Capital expenditures of mineral rights and properties included in accounts payable and accrued liabilities	3,499	(922)
Cash on hand and at bank	236,457	112,355
Bank term deposits and short-term money market investments	127,521	40,587
Total cash and cash equivalents	$ 363,978	$ 152,942	$ 145,692